19. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Notes
19. SUBSEQUENT EVENTS

19.SUBSEQUENT EVENTS

Management has evaluated subsequent events through April 28, 2026, the date these consolidated financial statements were authorised for issue, and identified the following material events occurring after December 31, 2025, that require disclosure but do not require adjustment to the consolidated financial statements:

a.   Master Asset Purchase and Share Purchase Agreement

Subsequent to year-end, on April 15, 2026, the Company entered into a Master Asset Purchase and Share Purchase Agreement with Epazz, Inc., Provitrac, Inc. and K9 Sky, Inc. to acquire the Provitrac HR software platform, the BoxesOS portal technology and the shares of K9 Sky, Inc. The consideration is to be satisfied through the issuance of 258,533 Super Voting Shares and 1,108,000 Preferred Shares of the Company. This transaction is pending shareholder's approval.

b.   Epazz Asset Purchase Agreement for the IQ Rover, IQ Max, IQ Flex and ZenaDrone 2000 product lines

Subsequent to year-end, on April 15, 2026, the Company entered into an amended and restated asset purchase agreement with Epazz, Inc., a related party, which amended and superseded the earlier agreement dated March 4, 2026. Under the amended agreement, the Company agreed to acquire the IQ Rover, IQ Max, IQ Flex and ZenaDrone 2000 product lines and related intellectual property assets. The consideration is to be settled through a reduction of affiliate advances and the issuance of 10,426,540 common shares of the Company. This transaction is pending shareholder's approval.

c.   Epazz Asset Purchase Agreement for IQ Quad, Charging Station and IQ Slider

Subsequent to year-end, on February 14, 2026, the Company entered into an asset purchase agreement with Epazz, Inc., a related party, to acquire the technology assets known as IQ Quad Generation 3, IQ Quad Charging Station and IQ Slider. The consideration is to be satisfied through the issuance of 4,000,000 common shares of the Company, of which 2,500,000 common shares are issuable to Epazz, Inc. and 1,500,000 common shares are issuable directly to Dr. Shaun Passley. This transaction is pending shareholder's approval.

d.   Epazz Asset Purchase Agreement for PIN Technology, ZD1000 Design Generation 4, ZD1000 Spraying Module, IQ Octo Drone, IQ Aqua and Spraying Trailer Platform.

On November 18, 2025, the Company entered into an Asset Purchase Agreement with Epazz, Inc., a related party controlled by Dr. Shaun Passley, to acquire certain technology assets, including PIN Technology, ZD1000 Design Generation 4, ZD1000 Spraying Module, IQ Octo Drone, IQ Aqua and Spraying Trailer Platform. The agreement was subject to formal shareholder approval. Subsequent to year-end, on January 30, 2026, following shareholder approval, the Company completed the transaction and issued 10,000,000 Preferred Shares and 100,000 Super Voting Shares as consideration. Since shareholder approval was a substantive condition precedent, legal title and beneficial control of the assets did not pass before December 31, 2025, and the Company did not have an unconditional obligation to issue the shares as at December 31, 2025, this transaction has been treated as a non-adjusting subsequent event

e.   CEO Employment Agreement

Subsequent to year-end, the Company approved a new employment agreement with Dr. Shaun Passley, the Company's Chief Executive Officer, dated December 5, 2025 and effective January 1, 2026. The agreement provides for annual cash compensation, an initial equity grant of 25,000 Super Voting Shares and 1,500,000 Preferred Shares, and additional performance-based equity grants if specified performance targets are achieved.

f.   Acquisition of Andy Paris & Associates, Incorporated

On April 8, 2026, the Company, through its Drone as a Service subsidiary, acquired all of the issued and outstanding shares of Andy Paris & Associates, Incorporated ("Andy Paris"), a land surveying company based in Lake Oswego, Oregon with over seventy-five years of experience providing boundary surveys, as-built surveys, topographic surveys, and other land surveying services. The transaction price was US$1,200,000, payable by way of US$600,000 in cash at closing and US$600,000 in a three-year amortization note bearing interest at the rate of 6% per annum. Andy Paris will be integrated into the Company's Drone as a Service operating segment.

g.    Acquisition of NOW Solutions, Inc.

On April 14, 2026, the Company completed the acquisition of NOW Solutions, Inc. ("NOW Solutions"), a U.S.-based enterprise software company providing human capital management and enterprise resource planning solutions to government and public sector customers. The acquisition expands the Company's Enterprise SaaS Software operating segment with established government and public sector customer relationships and contributes recurring subscription revenue. Final purchase consideration and purchase price allocation are in the process of being finalized as at the date these financial statements were authorized for issue.

h.   Definitive Share Purchase Agreement - Australian Land Surveying Company

On April 20, 2026, the Company signed a definitive share purchase agreement to acquire an Australian land surveying company. The purchase price is AUD$6,750,000, payable by way of AUD$3,000,000 in cash, AUD$250,000 in a non-interest-bearing six-month maturity note, AUD$250,000 in a non-interest-bearing twelve-month maturity note, AUD$250,000 in a non-interest-bearing eighteen-month maturity note and AUD$3,000,000 in a three-year amortization note bearing interest at the rate of 6% per annum, and the balance in Common Shares of the Company. Closing of the transaction is subject to customary conditions and is expected to occur in the second quarter of 2026. The acquisition extends the Company's Drone as a Service geographic footprint into the Australian market.

i.    At-the-Market Offering Activity

On February 6, 2026, the Company entered into an Equity Distribution Agreement with Maxim Group LLC, as Sales Agent, for an at-the-market offering ("ATM") of Common Shares pursuant to the Company's Registration Statement on Form F-3 (File No. 333-293356), which was declared effective by the United States Securities and Exchange Commission on February 23, 2026. Subsequent to December 31, 2025 and through April 28, 2026, the Company has issued Common Shares under the ATM facility from time to time, with proceeds applied to general corporate purposes including funding of acquisitions, working capital, and product development. The Company will continue to issue Common Shares under the ATM facility from time to time at prevailing market prices.

j.   Letters of Intent - Pending Acquisitions

Subsequent to December 31, 2025, the Company entered into a non-binding letter of intent dated April 10, 2026 to acquire a Colorado-based land surveying corporation, with a proposed purchase price of US$350,000, payable as US$175,000 in cash and US$175,000 in a three-year amortization note bearing interest at the rate of 6% per annum.

The Florida power washing company letter of intent dated December 23, 2025, with a proposed purchase price of US$2,350,000 (US$1,175,000 in cash and US$1,175,000 in a three-year amortization note bearing interest at the rate of 6% per annum), remains under negotiation as at the date these financial statements were authorized for issue.

Closing of any transaction contemplated by a letter of intent is subject to negotiation and execution of a definitive agreement, completion of due diligence, and satisfaction of customary closing conditions. There can be no assurance that any letter of intent will result in a completed acquisition.

Other than as disclosed above, management is not aware of any other subsequent events occurring between December 31, 2025 and April 28, 2026, that would require disclosure in or adjustment to these consolidated financial statements.